INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
Income taxes are comprised as follows:

	Six months ended
	June 30, 2023	June 30, 2022
	(Unaudited)	(Unaudited)
Current	$(171)	$1,213
	$(171)	$1,213

	Six months ended
	June 30, 2023	June 30, 2022
	(Unaudited)	(Unaudited)
Domestic	$52	$54
Foreign (non-Israeli jurisdictions)	$(223)	$1,159
	$(171)	$1,213

Net loss before income tax	(55,004)	(45,496)
Effective tax rate	0.31%	(2.67)%